Marketable securities (Tables)	6 Months Ended
Jun. 30, 2021
Marketable Securities [Abstract]
Marketable securities held
The below table shows the carrying value of our investments in marketable securities for periods presented in this report.

(In $ millions)	As at June 30, 2021	As at December 31, 2020
Archer	13	8
Total marketable securities	13	8

Gains and losses related to marketable securities
The below table shows the gain and losses recognized through net loss for the periods presented in this report.

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Seadrill Partners - Common units - unrealized loss on marketable securities	—	(2)
Archer - unrealized gain / (loss) on marketable securities	5	(4)
Total unrealized gain / (loss) on marketable securities	5	(6)